Business Segments (Details) - Schedule of business segments - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue
Furniture and appliances	$ 12,741,064	$ 7,625,222
Construction	12,203,890	1,120,224
Automotive supplies	5,716,030
Total Revenue	30,660,984	8,745,446
Cost of sales	20,311,724	6,531,435
Operating expenses	11,453,159	3,563,908
Loss from operations	(1,103,899)	(1,349,897)
Retail & Appliances [Member]
Revenue
Furniture and appliances	12,741,064	7,625,222
Construction
Automotive supplies
Total Revenue	12,741,064	7,625,222
Cost of sales	9,773,371	5,866,413
Operating expenses	2,892,973	1,986,775
Loss from operations	74,720	(227,967)
Construction [Member]
Revenue
Furniture and appliances
Construction	12,203,890	1,120,224
Automotive supplies
Total Revenue	12,203,890	1,120,224
Cost of sales	6,966,064	665,022
Operating expenses	4,153,938	681,040
Loss from operations	1,083,888	(225,838)
Automotive Supplies [Member]
Revenue
Furniture and appliances
Construction
Automotive supplies	5,716,030
Total Revenue	5,716,030
Cost of sales	3,572,289
Operating expenses	3,119,435
Loss from operations	(975,694)
Corporate Services [Member]
Revenue
Furniture and appliances
Construction
Automotive supplies
Total Revenue
Cost of sales
Operating expenses	1,286,813	896,092
Loss from operations	$ (1,286,813)	$ (896,092)